The Millicom Group - A.1.3. Disposal of subsidiaries and decreases in non-controlling interests of subsidiaries (Details) - USD ($) $ in Millions			12 Months Ended
		Apr. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue			$ 5,661	$ 5,624	$ 4,261
Equipment, programming and other direct costs	[1]		(1,507)	(1,506)	(1,197)	[2]
Operating expenses			(2,043)	(1,890)	(1,546)	[2]
Other operating income (expenses), net			10	(2)	5	[2]
Operating profit			826	915	619	[2]
Financial income (expenses), net			(684)
Other non-operating (expenses) income, net			36	(78)	(49)	[2]
Profit (loss) before taxes from continuing operations			175	238	728	[2]
Net profit/(loss) from discontinued operations			4	113	(28)	[2]
Cash Flow from Discontinued Operations [Abstract]
Tazania legislation requirement, OPA, percentage of shares (in percent)							25.00%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [abstract]
Operating profit			$ 4
Discontinued operations | Discontinued Operations - Tanzania
Disclosure of subsidiaries [line items]
Total net assets		$ (79)
Consideration for disposal of operations		101
Gross gain on sale		180
Other operating expenses linked to the disposal		(11)
Other operating income/expenses, net		(5)
Gain on sale before reclassification of foreign currency translation reserve		165
Reclassification of foreign currency translation reserve		(56)
Net gain on sale		$ 109
Disclosure of analysis of single amount of discontinued operations [abstract]
Revenue				88	357
Equipment, programming and other direct costs				(26)	(104)
Operating expenses				(27)	(131)
Depreciation and amortization				(21)	(83)
Other operating income (expenses), net				4	1
Gain/(loss) on disposal of discontinued operations				120	0
Other expenses linked to the disposal of discontinued operations				(11)	0
Operating profit				127	39
Financial income (expenses), net				(12)	(36)
Other non-operating (expenses) income, net				0	(1)
Profit (loss) before taxes from continuing operations				116	3
Tax expense				(3)	(31)
Net profit/(loss) from discontinued operations				113	(28)
Cash Flow from Discontinued Operations [Abstract]
Cash from operating activities, net				18	87
Cash from (used in) investing activities, net				(10)	(46)
Cash from (used in) financing activities, net				(9)	(35)
Increase (decrease) in cash and cash equivalents, discontinued operations				$ (1)	$ 5

[1]	The presentation of the statement of income for all periods presented has been amended as follows to provide more relevant information: (a) the sub-total 'Gross Profit' has been removed, and (b) the line 'Cost of sales' has been renamed as 'Equipment, programming and other direct costs'.
[2]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.